Property and equipment, net	6 Months Ended
Jun. 30, 2021
Property and equipment, net [Abstract]
Property and equipment, net

4.Property and equipment, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Property and	Accumulated
	Equipment	Depreciation	Net Book Value
Balance, December 31, 2020	$27,198	$(5,494)	$21,704
- Additions in property and equipment	149	—	149
- Depreciation for the period	—	(224)	(224)
Balance, June 30, 2021	$27,347	$(5,718)	$21,629